VAN KAMPEN UNIT TRUSTS, SERIES 500, 510 AND 512

                           Energy Portfolio, Series 14
                        Focus Value Portfolio, Series 16
                      Select Growth Trust, July 2005 Series


                          SUPPLEMENT TO THE PROSPECTUS

         Notwithstanding anything to the contrary in the prospectus, the stock of Royal Dutch Petroleum Company is no longer included in the above-mentioned trusts.


Supplement Dated:  August 9, 2005